Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31, 2022	June 30, 2022
Self-developed communications platform	$1,761,702	$1,948,008
Distribution channel	942,411	970,424
Technology	449,458	462,818
Other	4,014	4,133
	3,157,585	3,385,383
Less: Accumulated amortization	(166,234)	(39,964)
Intangible assets, net	$2,991,351	$3,345,419

	As of June 30,
	2022	2021
Capitalized software development costs	$1,948,008	$553,924
Distribution channel	970,424	—
Technology	462,818	—
Other	4,133	—
	3,385,383	553,924
Less: Accumulated amortization	(39,964)	—
Intangible assets, net	$3,345,419	$553,924

Schedule of estimated future amortization expense related to intangible assets
Year ended June 30,	Amortization
For the six months ended June 30, 2023	$513,274
For the year ending June 30, 2024	516,000
For the year ending June 30, 2025	501,202
For the year ending June 30, 2026	486,404
For the year ending June 30, 2027	471,606
Thereafter	502,865
Total	$2,991,351

Year ended June 30,
2023	$503,814
2024	576,651
2025	559,448
2026	542,245
2027	525,042
Thereafter	638,219
Total	$3,345,419